12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($)				12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details
Mineral exploration expenses related to depreciation				$ 0	$ 0	$ 10,996
Share issue costs included in accounts payable and accrued liabilities	$ 0	$ 1,805	$ 0
Share issue costs included in Due to related parties	$ 74,550	$ 74,550	$ 77,800